UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07896

                                         GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                  Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Rising Income and Dividend Fund First Quarter Report — March 31, 2016	Mario J. Gabelli, CFA

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 0.6% compared with decreases of 1.1% and 0.4% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (2/3/94)
Class AAA (GAGCX)	0.64%	(0.17)%	2.24%	1.33%	2.98%	4.30%
Bank of America Merrill Lynch Global 300 Convertible Index	(1.08)	(1.87)	6.09	5.54	5.21	N/A(d)
MSCI World Index	(0.35)	(3.45)	6.51	4.27	4.97	6.22(e)
Lipper Convertible Securities Fund Average	(2.00)	(8.30)	4.25	5.25	5.64	7.03
Class A (GAGAX)	0.59	(0.40)	2.21	1.33	3.00	4.32
With sales charge (b)	(5.19)	(6.12)	1.01	0.73	2.59	4.03
Class C (GACCX)	0.43	(1.14)	0.79	0.22	2.02	3.64
With contingent deferred sales charge (c)	(0.57)	(2.13)	0.79	0.22	2.02	3.64
Class I (GAGIX)	0.73	(0.11)	2.50	1.54	3.12	4.39

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.75%, 1.75%, 2.50%, and 1.50%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is an unmanaged adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(e)	MSCI World Index since inception performance is as of January 31, 1994.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 3.6%
	Automotive — 0.7%
	Navistar International Corp., Sub. Deb.
$ 200,000	4.500%, 10/15/18	$120,250
300,000	4.750%, 04/15/19	180,000

		300,250

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb., Zero Coupon, 02/11/20	0

	Building and Construction — 0.3%
200,000	Layne Christensen Co.,
	4.250%, 11/15/18	145,875

	Computer Software and Services — 0.3%
100,000	Mentor Graphics Corp., Sub. Deb.,
	4.000%, 04/01/31	105,063
10,000	VeriSign Inc., STEP,
	4.345%, 08/15/37	25,906

		130,969

	Consumer Services — 0.2%
100,000	Ascent Capital Group Inc.,
	4.000%, 07/15/20	63,187

	Diversified Industrial — 1.5%
150,000	Aerojet Rocketdyne Holdings Inc., Sub. Deb.,
	4.063%, 12/31/39	273,000
300,000	Griffon Corp., Sub. Deb.,
	4.000%, 01/15/17(a)	346,125

		619,125

	Metals and Mining — 0.6%
250,000	Newmont Mining Corp., Ser. B,
	1.625%, 07/15/17	260,000

	TOTAL CONVERTIBLE CORPORATE BONDS	1,519,406

	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/16†	7,000

Shares
	COMMON STOCKS — 67.1%
	Automotive — 0.5%
7,000	General Motors Co.	220,010

	Automotive: Parts and Accessories — 1.1%
12,000	Dana Holding Corp.	169,080
4,000	Federal-Mogul Holdings Corp.†	39,520
1,200	Genuine Parts Co.	119,232
2,000	Visteon Corp.	159,180

		487,012

Shares		Market Value
	Building and Construction — 2.0%
500	Chofu Seisakusho Co. Ltd.	$11,586
70,000	Italcementi SpA	820,428

		832,014

	Business Services — 2.4%
60,000	TNT Express NV†	538,410
25,000	USG People NV	494,419

		1,032,829

	Cable and Satellite — 3.0%
8,000	Cablevision Systems Corp., Cl. A	264,000
20,000	Rogers Communications Inc., Cl. B	800,400
15,000	Sky plc	220,607

		1,285,007

	Computer Software and Services — 0.3%
16,500	Global Sources Ltd.†	133,650

	Consumer Products — 1.7%
2,000	Eastman Kodak Co.†	21,700
7,934	Hunter Douglas NV	343,023
2,000	L’Oreal SA	358,325

		723,048

	Consumer Staples — 0.3%
5,000	Unicharm Corp.	108,801

	Diversified Industrial — 3.6%
7,500	Ampco-Pittsburgh Corp.	104,325
7,000	General Electric Co.	222,530
7,500	Jardine Matheson Holdings Ltd.	428,100
16,000	Jardine Strategic Holdings Ltd.	477,600
16,000	Myers Industries Inc.	205,760
2,075	Textron Inc.	75,655

		1,513,970

	Electronics — 3.3%
1,000	Agilent Technologies Inc.	39,850
20,000	Sony Corp.	514,105
28,000	Sony Corp., ADR	720,160
3,000	Tyco International plc	110,130

		1,384,245

	Energy and Energy Services — 0.6%
6,000	BP plc, ADR	181,080
700	Cameron International Corp.†	46,935
3,000	Weatherford International plc†	23,340

		251,355

	Energy and Utilities — 1.5%
3,000	National Fuel Gas Co.	150,150
11,803	Royal Dutch Shell plc, Cl. B	288,186
1,000	Severn Trent plc	31,210
3,000	TECO Energy Inc.	82,590

See accompanying notes to schedule of investments.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
2,000	The Empire District Electric Co.	$66,100

		618,236

	Entertainment — 0.8%
5,000	Discovery Communications Inc., Cl. A†	143,150
2,728	International Game Technology plc	49,786
12,500	ITV plc	43,303
5,000	Vivendi SA	105,142

		341,381

	Equipment and Supplies — 0.7%
1,500	Graco Inc.	125,940
6,000	Mueller Industries Inc.	176,520

		302,460

	Financial Services — 10.8%
1,000	American Express Co.	61,400
8,000	American International Group Inc.	432,400
3	Berkshire Hathaway Inc., Cl. A†	640,350
15,000	Citigroup Inc.	626,250
6,000	Comerica Inc.	227,220
10,000	Deutsche Bank AG	169,400
4,000	Exor SpA	143,376
28,000	GAM Holding AG	404,763
3,000	H&R Block Inc.	79,260
2,000	Julius Baer Group Ltd.	85,903
16,000	Kinnevik Investment AB, Cl. A	472,614
3,500	Legg Mason Inc.	121,380
5,000	Morgan Stanley	125,050
2,000	T. Rowe Price Group Inc.	146,920
10,000	The Bank of New York Mellon Corp.	368,300
1,500	The PNC Financial Services Group Inc.	126,855
1,500	UBS Group AG	24,030
1,000	W. R. Berkley Corp.	56,200
5,000	Wells Fargo & Co.	241,800

		4,553,471

	Food and Beverage — 15.1%
7,000	Chr. Hansen Holding A/S	469,909
6,000	Danone SA	426,782
65,000	Davide Campari-Milano SpA	649,771
5,000	Diageo plc	135,115
4,800	Diageo plc, ADR	517,776
2,500	General Mills Inc.	158,375
2,000	Heineken NV	181,268
2,500	Kellogg Co.	191,375
4,000	Kerry Group plc, Cl. A	373,050
6,000	Kikkoman Corp.	197,254
13,000	Maple Leaf Foods Inc., Toronto	271,761
500	McCormick & Co. Inc., Cl. V	49,708
1,500	McCormick & Co. Inc., Non-Voting	149,220
15,000	Nestlé SA	1,120,847

Shares		Market Value
2,500	Pernod Ricard SA	$278,786
14,000	Remy Cointreau SA	1,062,892
1,000	The Kraft Heinz Co.	78,560
400,000	Yashili International Holdings Ltd.	90,237

		6,402,686

	Health Care — 2.1%
200	Becton, Dickinson and Co.	30,364
3,500	Bristol-Myers Squibb Co.	223,580
1,800	ICU Medical Inc.†	187,380
1,000	Patterson Companies Inc.	46,530
8,000	Pfizer Inc.	237,120
5,000	Roche Holding AG, ADR	153,125

		878,099

	Hotels and Gaming — 1.2%
237,500	Mandarin Oriental International Ltd.	323,000
180,000	The Hongkong & Shanghai Hotels Ltd.	190,967

		513,967

	Machinery — 0.8%
26,000	CNH Industrial NV	176,773
22,000	CNH Industrial NV	148,720

		325,493

	Publishing — 1.0%
28,000	The E.W. Scripps Co., Cl. A	436,520

	Retail — 1.2%
3,000	Macy’s Inc.	132,270
10,000	RONA Inc.	182,252
2,200	Walgreens Boots Alliance Inc.	185,328

		499,850

	Semiconductors — 1.3%
27,000	Fairchild Semiconductor International Inc.†	540,000

	Specialty Chemicals — 3.6%
4,500	Airgas Inc.	637,380
700	Ashland Inc.	76,972
1,500	Chemtura Corp.†	39,600
500	E. I. du Pont de Nemours and Co.	31,660
1,631	Hawkins Inc.	58,863
6,000	International Flavors & Fragrances Inc.	682,620
200	The Chemours Co.	1,400

		1,528,495

	Telecommunications — 5.3%
500	CenturyLink Inc.	15,980
20,000	Cincinnati Bell Inc.†	77,400
7,000	Harris Corp.	545,020
50,000	Koninklijke KPN NV	209,545
66,000	Pharol SGPS SA, ADR†	8,580
2,000	Proximus SA	68,354
50,000	Telefonica Deutschland Holding AG	270,878

See accompanying notes to schedule of investments.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
3,300	Verizon Communications Inc.	$178,464
27,000	Vodafone Group plc, ADR	865,350

		2,239,571

	Wireless Communications — 2.9%
500,000	Cable & Wireless Communications plc	553,313
12,000	Millicom International Cellular SA, SDR	655,856

		1,209,169

	TOTAL COMMON STOCKS	28,361,339

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 29.3%
$12,365,000	U.S. Treasury Bills, 0.025% to 0.587%††, 04/07/16 to 09/29/16	12,354,174

	TOTAL INVESTMENTS — 100.0% (Cost $41,526,316)	$42,241,919

Market Value

Aggregate tax cost	$41,557,539
Gross unrealized appreciation	$3,447,641
Gross unrealized depreciation	(2,763,261)

Net unrealized appreciation/depreciation	$684,380

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of the Rule 144A security amounted to $346,125 or 0.82% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at March 31, 2016.

See accompanying notes to schedule of investments.

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Food and Beverage	$ 6,352,978	$ 49,708	—	$ 6,402,686
Other Industries (a)	21,958,653	—	—	21,958,653

Total Common Stocks	28,311,631	49,708	—	28,361,339

Convertible Corporate Bonds (a)	—	1,519,406	$ 0	1,519,406
Corporate Bonds (a)		7,000	—	7,000
U.S. Government Obligations	—	12,354,174	—	12,354,174

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$28,311,631	$13,930,288	$ 0	$42,241,919

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2016, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q116QR

The GAMCO Global Growth Fund

First Quarter Report — March 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund decreased 1.7% compared with an increase of 0.2% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)							Since Inception (2/7/94)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GICPX)	(1.66)%	(5.17)%	7.25%	5.30%	4.74%		8.40%
MSCI AC World Index	0.24	(4.34)	5.22	4.08	5.10(d	)	6.11(d)
Lipper Global Large-Cap Growth Fund Classification	(1.41)	(2.33)	6.40	4.92	5.00		6.96
Class A (GGGAX)	(1.63)	(5.16)	7.26	5.30	4.75		8.41
With sales charge (b)	(7.28)	(10.62)	5.99	4.68	4.33		8.12
Class C (GGGCX)	(1.85)	(5.88)	6.45	4.51	3.96		7.82
With contingent deferred sales charge (c)	(2.83)	(6.82)	6.45	4.51	3.96		7.82
Class I (GGGIX)	(1.48)	(4.51)	7.68	5.61	4.94		8.55

In the current prospectuses dated April 29, 2016, the gross expense ratios for Class AAA, A, C, and I Shares are 1.68%, 1.68%, 2.43%, and 1.43%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.68%, 1.68%, 2.43%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

2

The GAMCO Global Growth Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.9%
	CONSUMER DISCRETIONARY — 22.4%
2,890	Amazon.com Inc.†	$1,715,620
600	AutoZone Inc.†	478,014
13,200	CBS Corp., Cl. B, Non-Voting	727,188
1,100	Chipotle Mexican Grill Inc.†	518,067
2,000	Christian Dior SE	362,763
17,600	Comcast Corp., Cl. A	1,075,008
3,114	Compagnie Financiere Richemont SA	205,808
26,000	Fuji Heavy Industries Ltd.	918,299
228,000	ITV plc	789,843
19,700	JD.com Inc., ADR†	522,050
11,100	Lennar Corp., Cl. A	536,796
16,800	Liberty Global plc, Cl. A†	646,800
12,500	Luxottica Group SpA	689,853
5,400	LVMH Moet Hennessy Louis Vuitton SE	924,773
8,500	NIKE Inc., Cl. B	522,495
9,700	Penske Automotive Group Inc.	367,630
11,900	ProSiebenSat.1 Media SE	611,852
11,800	Starbucks Corp.	704,460
1,200	Tesla Motors Inc.†	275,724
7,000	The Home Depot Inc.	934,010
180	The Priceline Group Inc.†	232,013
11,500	The Swatch Group AG	774,401
5,000	The TJX Companies Inc.	391,750
7,600	The Walt Disney Co.	754,756
4,700	Tiffany & Co.	344,886
9,100	Time Warner Inc.	660,205
12,100	Twenty-First Century Fox Inc., Cl. A	337,348
28,100	WPP plc	656,633

		17,679,045

	INFORMATION TECHNOLOGY — 22.2%
14,400	Adobe Systems Inc.†	1,350,720
810	Alphabet Inc., Cl. A†	617,949
2,101	Alphabet Inc., Cl. C†	1,565,140
14,610	Apple Inc.	1,592,344
2,800	Baidu Inc., ADR†	534,464
19,700	Facebook Inc., Cl. A†	2,247,770
2,900	Keyence Corp.	1,581,865
14,200	MasterCard Inc., Cl. A	1,341,900
38,900	Microsoft Corp.	2,148,447
3,300	Murata Manufacturing Co. Ltd.	397,894
5,600	NXP Semiconductors NV†	453,992
2,600	Palo Alto Networks Inc.†	424,164
6,700	QUALCOMM Inc.	342,638
5,300	salesforce.com Inc.†	391,299
42,200	Tencent Holdings Ltd.	861,696
5,600	Texas Instruments Inc.	321,552
17,000	Visa Inc., Cl. A	1,300,160

		17,473,994

Shares		Market Value

	INDUSTRIALS — 12.5%
3,000	3M Co.	$499,890
5,900	Danaher Corp.	559,674
4,500	FANUC Corp.	699,120
5,500	FedEx Corp.	894,960
7,600	Fortune Brands Home & Security Inc.	425,904
35,300	General Electric Co.	1,122,187
11,000	Honeywell International Inc.	1,232,550
11,500	Jardine Matheson Holdings Ltd.	656,420
8,500	Nielsen Holdings plc	447,610
7,700	Secom Co. Ltd.	572,377
11,900	Siemens AG	1,261,348
950	SMC Corp.	220,649
3,700	Snap-on Inc.	580,863
2,500	The Boeing Co.	317,350
4,000	Union Pacific Corp.	318,200

		9,809,102

	CONSUMER STAPLES — 12.0%
2,400	Costco Wholesale Corp.	378,192
9,900	CVS Health Corp.	1,026,927
40,000	Davide Campari-Milano SpA	399,859
19,500	Diageo plc	526,948
6,900	Henkel AG & Co. KGaA	678,136
5,700	L’Oreal SA	1,021,228
17,600	Nestlé SA	1,315,127
5,156	Pernod Ricard SA	574,968
13,100	Reckitt Benckiser Group plc	1,266,237
13,300	Seven & i Holdings Co. Ltd.	566,294
3,200	The Estee Lauder Companies Inc., Cl. A	301,792
12,400	The WhiteWave Foods Co.†	503,936
9,900	Unicharm Corp.	215,426
8,000	Walgreens Boots Alliance Inc.	673,920

		9,448,990

	HEALTH CARE — 11.1%
1,100	Allergan plc†	294,833
1,600	Amgen Inc.	239,888
2,600	Bayer AG	305,618
2,600	Becton, Dickinson and Co.	394,732
800	Biogen Inc.†	208,256
17,500	Bristol-Myers Squibb Co.	1,117,900
3,900	Celgene Corp.†	390,351
4,400	Essilor International SA	543,485
3,700	Gilead Sciences Inc.	339,882
7,500	Johnson & Johnson	811,500
7,000	Medtronic plc	525,000
7,400	Novartis AG, ADR	536,056
10,500	Novo Nordisk A/S, Cl. B	569,535
10,000	Roche Holding AG, ADR	306,250
2,600	Roche Holding AG, Genusschein	640,029
37,400	Smith & Nephew plc	616,655
2,700	Thermo Fisher Scientific Inc.	382,293

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
3,900	UnitedHealth Group Inc.	$502,710

		8,724,973

	FINANCIALS — 9.1%
14,800	American Express Co.	908,720
1,300	BlackRock Inc.	442,741
35,000	CK Hutchison Holdings Ltd.	454,343
8,900	HDFC Bank Ltd., ADR	548,507
15,300	JPMorgan Chase & Co.	906,066
23,300	Morgan Stanley	582,733
19,300	Schroders plc	743,715
54,000	Skandinaviska Enskilda Banken AB, Cl. A	515,838
34,900	The Charles Schwab Corp.	977,898
2,000	The Goldman Sachs Group Inc.	313,960
16,000	Wells Fargo & Co.	773,760

		7,168,281

	ENERGY — 5.6%
17,000	BP plc, ADR	513,060
24,800	EOG Resources Inc.	1,799,984
28,700	Schlumberger Ltd.	2,116,625

		4,429,669

	MATERIALS — 5.0%
10,900	Air Liquide SA	1,226,546
3,300	Ecolab Inc.	368,016
7,400	PPG Industries Inc.	825,026
5,300	The Sherwin-Williams Co.	1,508,751

		3,928,339

	TOTAL COMMON STOCKS	78,662,393

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$97,000	U.S. Treasury Bills, 0.45%††, 9/22/2016	$96,826

	TOTAL INVESTMENTS — 100.0% (Cost $62,930,356)	$78,759,219

	Aggregate tax cost	$63,077,902

	Gross unrealized appreciation	$16,638,970
	Gross unrealized depreciation	(957,653)

	Net unrealized appreciation/depreciation	$15,681,317

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	59.6%	$46,948,390
Europe	26.6	20,944,797
Japan	6.6	5,171,926
Latin America	6.5	5,145,599
Asia/Pacific	0.7	548,507

	100.0%	$78,759,219

See accompanying notes to schedule of investments.

4

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary	$17,679,045	$ —	$17,679,045
Information Technology	17,473,994	—	17,473,994
Industrials	9,809,102	—	9,809,102
Consumer Staples	9,448,990	—	9,448,990
Health Care	8,724,973	—	8,724,973
Financials	7,168,281	—	7,168,281
Energy	4,429,669	—	4,429,669
Materials	3,928,339	—	3,928,339

Total Common Stocks	78,662,393	—	78,662,393

U.S. Government Obligations	—	96,826	96,826

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$78,662,393	$96,826	$78,759,219

During the period ended March 31, 2016, foreign common stock was transferred from Level 2 to Level 1 due to the application at December 31, 2015 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $19,576,359 or 24.03% of net assets as of December 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2016 or December 31, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

6

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

7

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q116QR

The GAMCO Global Opportunity Fund First Quarter Report — March 31, 2016

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund decreased 1.1% compared with a increase of 0.2% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (5/11/98)
Class AAA (GABOX)	(1.11)%	(2.72)%	3.65%	3.47%	4.99%	6.23%
MSCI AC World Index	0.24	(4.34)	5.22	4.08	5.10(d)	4.27(d)
Lipper Global Large-Cap Growth Fund Classification	(1.41)	(2.33)	6.40	4.92	5.00	5.18
Lipper Global Multi-Cap Growth Fund Classification	(2.18)	(5.38)	5.27	3.78	4.86	5.19
Class A (GOCAX)	(1.07)	(2.73)	3.65	3.46	5.00	6.23
With sales charge (b)	(6.76)	(8.33)	2.43	2.85	4.59	5.88
Class C (GGLCX)	(1.28)	(3.48)	2.86	2.66	4.46	5.78
With contingent deferred sales charge (c)	(2.27)	(4.44)	2.86	2.66	4.46	5.78
Class I (GLOIX)	(0.84)	(1.75)	4.17	3.81	5.22	6.42

In the current prospectuses dated April 29, 2016, the gross expense ratios for Class AAA, A, C, and I Shares are 2.67%, 2.67%, 3.42%, and 2.42%, respectively, and the net expense ratios in the current prospectuses after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) for these share classes are 2.02%, 2.02%, 2.77%, and 1.02%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Opportunity Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	CONSUMER STAPLES — 18.3%
1,300	Danone SA	$92,469
7,000	Diageo plc	189,161
2,280	Dr Pepper Snapple Group Inc.	203,878
3,000	General Mills Inc.	190,050
3,000	Heineken Holding NV	234,112
1,500	Kameda Seika Co. Ltd.	59,709
3,000	Mead Johnson Nutrition Co.	254,910
1,910	Pernod Ricard SA	212,993
3,300	Shiseido Co. Ltd.	73,656
2,000	The Procter & Gamble Co.	164,620
3,000	Unicharm Corp.	65,281

		1,740,839

	INDUSTRIALS — 15.9%
1,100	FANUC Corp.	170,896
4,300	Jardine Matheson Holdings Ltd.	245,444
3,600	Komatsu Ltd.	61,287
1,900	L-3 Communications Holdings Inc.	225,150
2,500	Lockheed Martin Corp.	553,750
900	SMC Corp.	209,036
1,750	Travis Perkins plc	45,920

		1,511,483

	CONSUMER DISCRETIONARY — 15.3%
1,500	AMC Networks Inc., Cl. A†	97,410
1,500	Associated British Foods plc	72,150
3,000	Atresmedia Corp. de Medios de Comunicacion SA	32,874
1,750	Christian Dior SE	317,418
5,000	Compagnie Financiere Richemont SA	330,456
250	Hermes International	88,031
2,000	Honda Motor Co. Ltd.	54,840
9,000	ITV plc	31,178
6,000	Liberty Interactive Corp. QVC Group, Cl. A†	151,500
808	Liberty TripAdvisor Holdings Inc., Cl. A†	17,905
1,661	Liberty Ventures, Cl. A†	64,978
1,500	ProSiebenSat.1 Media SE	77,124
6,000	Rakuten Inc.	57,870
2,500	Sony Corp.	64,263

		1,457,997

	INFORMATION TECHNOLOGY — 15.0%
500	Alphabet Inc., Cl. A†	381,450
501	Alphabet Inc., Cl. C†	373,220
400	Keyence Corp.	218,188
7,000	Microsoft Corp.	386,610
15,000	Yahoo! Japan Corp.	63,841

		1,423,309

	HEALTH CARE — 11.6%
350	Allergan plc†	93,811
2,000	AstraZeneca plc, ADR	56,320
600	Bayer AG	70,527

Shares		Market Value

4,400	Novartis AG	$318,943
2,000	Novo Nordisk A/S, Cl. B	108,483
1,700	Roche Holding AG, Genusschein	418,481
2,000	Smith & Nephew plc	32,976

		1,099,541

	MATERIALS — 8.1%
3,200	Agnico Eagle Mines Ltd.	115,712
2,500	Monsanto Co.	219,350
1,500	Randgold Resources Ltd., ADR	136,215
1,830	Rio Tinto plc	51,397
800	Shin-Etsu Chemical Co. Ltd.	41,399
400	Syngenta AG	166,398
5,000	Toray Industries Inc.	42,614

		773,085

	TOBACCO — 5.1%
3,250	British American Tobacco plc	190,913
2,000	Japan Tobacco Inc.	83,344
2,150	Philip Morris International Inc.	210,937

		485,194

	FINANCIALS — 4.9%
10,000	Kinnevik Investment AB, Cl. B	283,682
4,600	Schroders plc	177,259

		460,941

	TELECOMMUNICATION SERVICES — 3.0%
5,676	AT&T Inc.	222,329
1,300	SoftBank Corp.	61,982

		284,311

	ENERGY — 2.8%
66	California Resources Corp.	68
700	Occidental Petroleum Corp.	47,901
3,000	Schlumberger Ltd.	221,250

		269,219

	TOTAL COMMON STOCKS	9,505,919

	TOTAL INVESTMENTS — 100.0% (Cost $5,378,462)	$9,505,919

	Aggregate tax cost	$5,378,462

	Gross unrealized appreciation	$4,599,323
	Gross unrealized depreciation	(471,866)

	Net unrealized appreciation/depreciation	$4,127,457

†         Non-income producing security.

ADR   American Depositary Receipt

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	40.8%	$3,881,727
Europe	40.3	3,829,290
Japan	14.0	1,328,208
Latin America	4.9	466,694
	100.0%	$9,505,919

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	$1,740,839	$1,740,839
Industrials	1,511,483	1,511,483
Consumer Discretionary	1,457,997	1,457,997
Information Technology	1,423,309	1,423,309
Health Care	1,099,541	1,099,541
Materials	773,085	773,085
Tobacco	485,194	485,194
Financials	460,941	460,941
Telecommunication Services	284,311	284,311
Energy	269,219	269,219
Total Common Stocks	9,505,919	9,505,919
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$9,505,919	$9,505,919

During the period ended March 31, 2016, foreign common stock was transferred from Level 2 to Level 1 due to the application at December 31, 2015 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $5,320,053 or 52.77% of net assets as of December 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2016 or December 31, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

5

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q116QR

The GAMCO Global Telecommunications Fund

First Quarter Report — March 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund increased 3.9% compared with an increase of 7.0% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)							Since
	Quarter	1 Year	5 Year	10 Year	15 Year		Inception (11/1/93)
Class AAA (GABTX)	3.85%	(0.24)%	4.07%	4.38%	4.12%		7.43%
MSCI AC World Telecommunication Services Index	6.95	3.55	5.28	5.85	N/A		N/A
MSCI AC World Index	0.24	(4.34)	5.22	4.08	5.10(d	)	6.34(d)
Class A (GTCAX)	3.85	(0.22)	4.07	4.39	4.13		7.44
With sales charge (b)	(2.12)	(5.96)	2.84	3.77	3.72		7.16
Class C (GTCCX)	3.62	(1.01)	3.29	3.59	3.34		6.87
With contingent deferred sales charge (c)	2.62	(2.00)	3.29	3.59	3.34		6.87
Class I (GTTIX)	3.90	(0.01)	4.33	4.60	4.27		7.53

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.63%, 1.63%, 2.38%, and 1.38%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Telecommunications Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 93.8%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 45.6%
	Africa/Middle East — 0.4%
29,000	Maroc Telecom	$361,341
200,000	Pakistan Telecommunication Co. Ltd.	28,683

		390,024

	Asia/Pacific — 4.2%
225,000	Asia Satellite Telecommunications Holdings Ltd.	308,611
9,600	DiGi.Com Berhad	12,155
127,500	First Pacific Co. Ltd.	95,165
4,100	First Pacific Co. Ltd., ADR	15,088
90,000	PCCW Ltd.	58,242
22,000	Philippine Long Distance Telephone Co., ADR	952,820
13,200	PT Telekomunikasi Indonesia, ADR	671,220
592,000	Singapore Telecommunications Ltd.	1,677,813
280,000	Telekom Malaysia Berhad	473,664
1,930,027	True Corp. Public Co. Ltd.†	416,947
8,075	TT&T Public Co. Ltd., GDR†(a)(b)(c)	242

		4,681,967

	Europe — 13.3%
185,000	Deutsche Telekom AG, ADR	3,313,350
4,507	Hellenic Telecommunications Organization SA	40,772
2,000	Hellenic Telecommunications Organization SA, ADR	8,700
1,700	Iliad SA	437,472
20,000	Koninklijke KPN NV	83,818
9,000	Mobistar SA†	201,545
16,000	Orange SA, ADR	278,080
50,000	Pharol SGPS SA†	7,624
65,000	Pharol SGPS SA, ADR†	8,450
14,000	Proximus SA	478,477
5,000	Rostelecom PJSC, ADR	44,700
114,000	Sistema JSFC, GDR	736,440
24,000	Swisscom AG, ADR	1,305,600
600,000	Telecom Italia SpA†	647,239
14,000	Telecom Italia SpA, ADR†	151,060
243,131	Telefonica SA, ADR	2,706,048
115,000	Telekom Austria AG	707,553
55,000	Telenor ASA	890,002
405,000	TeliaSonera AB	2,103,760
214,000	VimpelCom Ltd., ADR	911,640

		15,062,330

	Japan — 1.2%
23,000	Nippon Telegraph & Telephone Corp.	990,750
9,000	Nippon Telegraph & Telephone Corp., ADR	389,160

		1,379,910

	Latin America — 1.7%
37,415,054	LIME†	384,754
1,700	Oi SA, ADR†	553

Shares		Market Value

68,000	Telecom Argentina SA, ADR	$1,216,520
12,205	Telefonica Brasil SA	132,313
6,221	Telefonica Brasil SA, ADR	77,700
3,066	Telefonica Brasil SA, Preference	38,371
7,342	Telefonica SA	82,308

		1,932,519

	North America — 24.8%
94,000	AT&T Inc.	3,681,980
17,000	Atlantic Tele-Network Inc.	1,289,110
26,000	CenturyLink Inc.	830,960
755,000	Cincinnati Bell Inc.†	2,921,850
264,000	EarthLink Holdings Corp.	1,496,880
66,000	Frontier Communications Corp.	368,940
47,000	General Communication Inc., Cl. A†	861,040
80,000	Internap Corp.†	218,400
73,500	Level 3 Communications Inc.†	3,884,475
15,000	Lumos Networks Corp.†	192,600
29,448	New ULM Telecom Inc.	231,020
56,000	Shenandoah Telecommunications Co.	1,498,000
115,514	Telephone & Data Systems Inc.	3,475,816
151,000	Telesites SAB†	85,214
56,000	TELUS Corp., New York	1,823,045
96,000	Verizon Communications Inc.	5,191,680

		28,051,010

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	51,497,760

	WIRELESS TELECOMMUNICATIONS SERVICES — 26.4%
	Africa/Middle East — 0.7%
40,000	Econet Wireless Zimbabwe Ltd.	9,772
290,000	Global Telecom Holding SAE, GDR†	471,250
23,000	MTN Group Ltd.	210,624
175,000	Orascom Telecom Media and Technology Holding SAE, GDR†	106,750

		798,396

	Asia/Pacific — 2.8%
115,000	Axiata Group Berhad	173,613
34,000	China Mobile Ltd., ADR	1,885,300
36,000	China Unicom Hong Kong Ltd., ADR	473,760
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	234
240,000	PT Indosat Tbk†	111,765
22,000	SK Telecom Co. Ltd., ADR	443,740
40,000	TIME dotCom Berhad	74,638

		3,163,050

	Europe — 5.9%
14,000	Bouygues SA	571,113
950,000	Cable & Wireless Communications plc	1,051,295
11,000	MegaFon PJSC, GDR	121,000
31,000	Millicom International Cellular SA, SDR	1,694,294

See accompanying notes to schedule of investments.

2

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Europe (Continued)
16,000	Mobile TeleSystems PJSC, ADR	$129,440
103,000	Turkcell Iletisim Hizmetleri A/S, ADR	1,082,530
24,000	Vivendi SA	504,682
46,000	Vodafone Group plc, ADR	1,474,300

		6,628,654

	Japan — 5.8%
190,000	KDDI Corp.	5,074,770
54,000	NTT DoCoMo Inc.	1,224,710
4,000	SoftBank Group Corp.	190,715

		6,490,195

	Latin America — 2.6%
151,000	America Movil SAB de CV, Cl. L, ADR	2,345,030
200,000	Tim Participacoes SA	442,201
18,156	Tim Participacoes SA, ADR	200,805

		2,988,036

	North America — 8.6%
3,000	NTELOS Holdings Corp.†	27,600
64,000	Rogers Communications Inc., Cl. B	2,561,280
88,000	Sprint Corp.†	306,240
45,500	T-Mobile US Inc.†	1,742,650
111,200	United States Cellular Corp.†	5,080,728

		9,718,498

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	29,786,829

	OTHER — 21.8%
	Africa/Middle East — 0.0%
1,008	Kingdom Financial Holdings Ltd., Cl. L	0
504	Meikles Ltd.†	36

		36

	Asia/Pacific — 0.8%
68,000	C.P. Pokphand Co. Ltd., ADR	177,528
27,360	Cheung Kong Property Holdings Ltd.	176,172
15,000	CJ Hellovision Co. Ltd.	167,235
27,360	CK Hutchison Holdings Ltd.	355,167
250,000	Dagang NeXchange Berhad†	14,418

		890,520

	Europe — 6.4%
45,000	G4S plc	123,187
50,000	GN Store Nord A/S	1,045,278
1,224	Gusbourne plc†	888
19,000	InterXion Holding NV†	657,020
4,600	Kinnevik Investment AB, Cl. A	135,877
79,000	Kinnevik Investment AB, Cl. B	2,241,086
14,000	Liberty Global plc, Cl. A†	539,000
48,000	Liberty Global plc, Cl. C†	1,802,880

Shares		Market Value

700	Liberty Global plc LiLAC, Cl. A†	$24,542
5,550	Liberty Global plc LiLAC, Cl. C†	210,234
900	Marlowe Holdings Ltd.	1,745
18,000	NOS SGPS SA	120,026
18,035	PostNL NV, ADR†	74,304
4,500	Rocket Internet SE†	126,017
20,000	Telegraaf Media Groep NV†	87,869
12,000	Waterloo Investment Holdings Ltd.†	480

		7,190,433

	Japan — 0.3%
65,000	Furukawa Electric Co. Ltd.	140,344
15,000	Tokyo Broadcasting System Holdings Inc.	232,440

		372,784

	Latin America — 0.3%
14,000	Grupo Televisa SAB, ADR	384,440

	North America — 14.0%
5,500	AMC Networks Inc., Cl. A†	357,170
83,500	Cablevision Systems Corp., Cl. A	2,755,500
7,400	Cogeco Inc.	324,204
12,000	Comcast Corp., Cl. A	732,960
15,000	Communications Sales & Leasing Inc.†	333,750
16,000	CyrusOne Inc.	730,400
6,000	Discovery Communications Inc., Cl. C†	162,000
59,000	DISH Network Corp., Cl. A†	2,729,340
11,000	EchoStar Corp., Cl. A†	487,190
3,536	Equinix Inc.	1,169,391
52,000	Gogo Inc.†	572,520
3,125	Liberty Broadband Corp., Cl. A†	181,750
5,167	Liberty Broadband Corp., Cl. C†	299,428
12,000	Liberty Interactive Corp. QVC Group, Cl. A†	303,000
11,000	Liberty Media Corp., Cl. A†	424,930
16,500	Liberty Media Corp., Cl. C†	628,485
8,706	Liberty Ventures, Cl. A†	340,579
16,500	MSG Networks Inc., Cl. A†	285,285
7,000	Rackspace Hosting Inc.†	151,130
5,500	The Madison Square Garden Co, Cl. A†	914,980
1,500	Time Warner Cable Inc.	306,930
4,000	Time Warner Inc.	290,200
2,000	Twenty-First Century Fox Inc., Cl. B	56,400
36,000	Yahoo! Inc.†	1,325,160

		15,862,682

	TOTAL OTHER	24,700,895

	TOTAL COMMON STOCKS	105,985,484

	WARRANTS — 0.7%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.7%
	Asia/Pacific — 0.7%
151,500	Bharti Airtel Ltd., expire 08/04/16†(a)	802,237

See accompanying notes to schedule of investments.

3

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 5.5%
$ 6,165,000	U.S. Treasury Bills, 0.250%††, 4/7/2016	$6,164,743

	TOTAL INVESTMENTS — 100.0% (Cost $81,879,029)	$112,952,464

	Aggregate tax cost	$82,637,536

	Gross unrealized appreciation	$60,000,864
	Gross unrealized depreciation	(29,685,936)

	Net unrealized appreciation/depreciation	$30,314,928

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of Rule 144A securities amounted to $802,479 or 0.71% of total investments.

(b)	Illiquid security.
(c)	At March 31, 2016, the Fund held an investment in a restricted security amounting to $242 or 0.00% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/16 Carrying Value Per Share
8,075	TT&T Public Co. Ltd., GDR	03/31/94	$100,542	$0.0300

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
North America	52.9%	$ 59,796,933
Europe	25.6	28,881,417
Asia/Pacific	8.4	9,537,774
Japan	7.3	8,242,889
Latin America	4.7	5,304,995
Africa/Middle East	1.1	1,188,456
	100.0%	$112,952,464

See accompanying notes to schedule of investments.

4

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

5

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED
TELECOMMUNICATIONS
SERVICES
Asia/Pacific	$3,956,167	$725,558	$242	$4,681,967
Other Regions (a)	46,815,793	—	—	46,815,793
WIRELESS
TELECOMMUNICATIONS
SERVICES
All Regions (a)	29,786,829	—	—	29,786,829
OTHER
Asia/Pacific	545,757	344,763	—	890,520
Europe	7,187,320	888	2,225	7,190,433
Other Regions (a)	16,619,942	—	—	16,619,942
Total Common Stocks	104,911,808	1,071,209	2,467	105,985,484
Warrants (a)	—	802,237	—	802,237
U.S. Government Obligations	—	6,164,743	—	6,164,743
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$104,911,808	$8,038,189	$2,467	$112,952,464

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

6

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2016, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

7

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q116QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/27/2016

* Print the name and title of each signing officer under his or her signature.